Total International Stock Market Index Portfolio Investment Strategy - Portfolio [Member] - Total International Stock Market Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index (the “Target Index”), a float-adjusted, market-capitalization weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Fund is a fund of funds and obtains its exposure to the stocks in the Target Index by investing all, or substantially all, of its assets in a mix of Vanguard equity index funds (the “Underlying Funds”). The Fund’s allocations to the Underlying Funds will change over time as the composition of the Target Index changes. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Underlying Funds through which the Fund seeks to track the Target Index.